Income Taxes (Tax Effects Of Major Items Recorded As Deferred Tax Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Sep. 28, 2013	Sep. 29, 2012
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Property, plant and equipment	$ 0	$ 0
Deferred Tax Liabilities, Property, plant and equipment	525	542
Deferred Tax Assets, Suspended taxes from conversion to accrual method	0	0
Deferred Tax Liabilities, Suspended taxes from conversion to accrual method	71	76
Deferred Tax Assets, Intangible assets	0	0
Deferred Tax Liabilities, Intangible assets	29	35
Deferred Tax Assets, Inventory	8	9
Deferred Tax Liabilities, Inventory	110	105
Deferred Tax Assets, Accrued expenses	209	193
Deferred Tax Liabilities, Accrued expenses	0	0
Deferred Tax Assets, Net operating loss and other carryforwards	77	101
Deferred Tax Liabilities, Net operating loss and other carryforwards	0	0
Deferred Tax Assets, Insurance reserves	22	21
Deferred Tax Liabilities, Insurance reserves	0	0
Deferred Tax Assets, Other	60	69
Deferred Tax Liabilities, Other	98	90
Deferred Tax Assets, Gross	376	393
Deferred Tax Liabilities, Gross	833	848
Deferred Tax Assets, Valuation allowance	(77)	(78)
Net deferred tax liabilities	$ 534	$ 533